Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 168	$ 421	$ 386
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense		30	612
Income tax benefit	189	461	580
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	4,996	3,437	2,536
Income tax benefit	2,044	1,400	1,033
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	1,122	813	634
Income tax benefit	464	336	262
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within opertions and maintenance expense	691	770	1,737
Income tax benefit	$ 287	$ 320	$ 720